UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9-30-2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     July 19, 2007
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            145
                                                           --------------------

Form 13F Information Table Value Total:                     $  233,173
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5889    62927 SH       SOLE                    62927
AT&T Inc.                      Com              00206R102     4526   106962 SH       SOLE                   106962
Abbott Labs                    Com              002824100     1284    23945 SH       SOLE                    23945
Air Prods & Chems Inc          Com              009158106     4306    44049 SH       SOLE                    44049
Alcoa Inc                      Com              013817101     2448    62570 SH       SOLE                    61970               600
Allete Inc                     Com              018522102      323     7227 SH       SOLE                     7227
Altria Group Inc               Com              02209S103      804    11568 SH       SOLE                    11568
Amdocs Ltd                     Com              G02602103      597    16066 SH       SOLE                    16066
American Express Co            Com              025816109      307     5175 SH       SOLE                     5175
American Intl Group            Com              026874107     1427    21094 SH       SOLE                    21094
Amgen Inc                      Com              031162100     1619    28615 SH       SOLE                    28615
Anheuser Busch Cos             Com              035229103      333     6655 SH       SOLE                     6655
Apache Corp                    Com              037411105      443     4920 SH       SOLE                     4920
Applied Matls Inc              Com              038222105      623    30100 SH       SOLE                    30100
Aqua America Inc               Com              03836W103     1265    55789 SH       SOLE                    55789
Asia Pacific Fund              Com              044901106      304     9360 SH       SOLE                     9360
Automatic Data Process         Com              053015103     3067    66785 SH       SOLE                    66485               300
Avery Dennison Corp            Com              053611109     1368    24000 SH       SOLE                    24000
Avon Prods Inc                 Com              054303102      359     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3215    46354 SH       SOLE                    46354
Bank New York Mellon Corp      Com              064058100      677    15344 SH       SOLE                    15344
Bank Of America Corp           Com              060505104     3304    65727 SH       SOLE                    65283               444
Baxter International           Com              071813109      456     8100 SH       SOLE                     8100
Beckman Coulter                Com              075811109     1225    16605 SH       SOLE                    16605
Becton Dickinson & Co          Com              075887109     1993    24295 SH       SOLE                    24295
Berkshire Hathaway Cl B        Com              084670207      767      194 SH       SOLE                      194
Black & Decker Corp            Com              091797100     1066    12800 SH       SOLE                    12800
Bristol Myers Squibb           Com              110122108     1496    51911 SH       SOLE                    51911
Burlington Nrthn Santa         Com              12189T104      548     6753 SH       SOLE                     6753
Cabot Corp                     Com              127055101     1662    46765 SH       SOLE                    46765
Cabot Microelectronics         Com              12709P103      542    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      331     9426 SH       SOLE                     9426
Caterpillar Inc Del            Com              149123101      290     3700 SH       SOLE                     3700
Centurytel Inc                 Com              156700106      332     7180 SH       SOLE                     7180
Chevron Corp                   Com              166764100     8647    92405 SH       SOLE                    92220               185
Chubb Corp                     Com              171232101     2504    46679 SH       SOLE                    46679
Cigna Corp                     Com              125509109      741    13899 SH       SOLE                    13899
Cinncinnati Financial Corp     Com              172062101      584    13486 SH       SOLE                    13486
Cisco Sys Inc                  Com              17275R102     1234    37250 SH       SOLE                    36850               400
Citigroup Inc                  Com              172967101     4203    90055 SH       SOLE                    90055
Coca Cola Co                   Com              191216100     1156    20111 SH       SOLE                    20111
Colgate Palmolive Co           Com              194162103      671     9402 SH       SOLE                     9402
Comcast Corp Cl A Spl          Com              20030N200      412    17211 SH       SOLE                    17211
Commerce Bancshares            Com              200525103      326     7104 SH       SOLE                     7104
Commerce Group Inc Mass        Com              200641108     1163    39476 SH       SOLE                    39476
Conocophillips                 Com              20825C104     1205    13733 SH       SOLE                    13445               288
Corning Inc                    Com              219350105      920    37336 SH       SOLE                    37336
Deere & Co                     Com              244199105      444     2992 SH       SOLE                     2992
Diomed Holdings Inc            Com              25454R207        9    10000 SH       SOLE                    10000
Disney Walt Co                 Com              254687106      519    15104 SH       SOLE                    15104
Dominion Res Va                Com              25746U109     1033    12254 SH       SOLE                    12254
Du Pont E I De Nemours         Com              263534109     1952    39377 SH       SOLE                    39377
Duke Energy Corp               Com              26441C105     1311    70160 SH       SOLE                    70160
Duke Realty Corp               Com              264411505      211     6250 SH       SOLE                     6250
E M C Corp Mass                Com              268648102     2033    97745 SH       SOLE                    97745
EBay Inc                       Com              278642103      293     7500 SH       SOLE                     7500
Eastman Kodak Co               Com              277461109      605    22600 SH       SOLE                    22600
Embraer Empresa Brasileria ADR Com              29081M102      332     7550 SH       SOLE                     7550
Emerson Electric Co            Com              291011104     4143    77838 SH       SOLE                    77238               600
Exxon Mobil Corp               Com              30231G102    16900   182581 SH       SOLE                   182581
FPL Group Inc                  Com              302571104     1799    29554 SH       SOLE                    29152               402
Fortune Brands Inc             Com              349631101      391     4799 SH       SOLE                     4799
General Elec Co                Com              369604103     9368   226290 SH       SOLE                   226290
Glaxo SmithKline ADR           Com              37733W105      661    12419 SH       SOLE                    12419
Halliburton Co                 Com              406216101     1990    51833 SH       SOLE                    51833
Harley Davidson Inc            Com              412822108     1066    23062 SH       SOLE                    23062
Harleysville Group Inc.        Com              412824104      347    10848 SH       SOLE                    10848
Harris Corp Del                Com              413875105      254     4400 SH       SOLE                     4400
Heinz H J Co                   Com              423074103      476    10300 SH       SOLE                    10300
Hewlett Packard Co             Com              428236103      201     4034 SH       SOLE                     4034
Home Depot Inc                 Com              437076102     1652    50922 SH       SOLE                    50922
Ingersoll-Rand Co Cl A         Com              G4776G101     1804    33117 SH       SOLE                    33117
Intel Corp                     Com              458140100     1744    67437 SH       SOLE                    67437
International Bus Mach         Com              459200101     6317    53625 SH       SOLE                    53525               100
Intl Flavors & Fragrances      Com              459506101      224     4230 SH       SOLE                     4230
Ishares Comex Gold Trust       Com              464285102      221     3000 SH       SOLE                     3000
Ishares MSCI EAFE Index Fd     Com              464287465     6351    76901 SH       SOLE                    76901
Ishares MSCI Japan Index Fd    Com              464286848     1945   135603 SH       SOLE                   135603
Ishares MSCI Pacific Ex-Japan  Com              464286665     1156     6950 SH       SOLE                     6950
Ishares Tr DJ Us Tech Sec      Com              464287721     1574    25060 SH       SOLE                    25060
Ishares Tr Russell 1000 Growth Com              464287614     8786   142325 SH       SOLE                   142325
Ishares Tr S&P 100 Index       Com              464287101      219     3060 SH       SOLE                     3060
Ishares Tr S&P 500 Growth Inde Com              464287309      247     3475 SH       SOLE                     3475
Ishares Tr S&P Small Cap 600   Com              464287804     1267    18165 SH       SOLE                    18165
JPMorgan Chase & Co            Com              46625H100     3787    82641 SH       SOLE                    82141               500
Johnson & Johnson              Com              478160104    11298   171962 SH       SOLE                   171962
Johnson Ctls Inc               Com              478366107      637     5393 SH       SOLE                     5393
Kimberly Clark Corp            Com              494368103     1322    18811 SH       SOLE                    18811
Koninkijke Philips Elec Reg Sh Com              500472303      213     4729 SH       SOLE                     4729
Kraft Foods Inc Cl A           Com              50075N104      257     7434 SH       SOLE                     7434
Liberty All-Star Equity Fd     Com              530158104      120    14649 SH       SOLE                    14649
Liberty Ppty Tr Sh Ben Int     Com              531172104      205     5100 SH       SOLE                     5100
Lilly Eli & Co                 Com              532457108      399     7000 SH       SOLE                     7000
Lockheed Martin Corp           Com              539830109      208     1916 SH       SOLE                     1916
Marathon Oil Corp              Com              565849106     1038    18200 SH       SOLE                    18200
Marshall & Ilsley Corp         Com              571834100      357     8149 SH       SOLE                     8149
McDonald's Corp                Com              580135101      850    15608 SH       SOLE                    15608
McGraw-Hill Inc                Com              580645109      239     4700 SH       SOLE                     4700
Medco Health Solutions         Com              58405U102     1084    11992 SH       SOLE                    11568               424
Medtronic Inc                  Com              585055106     1249    22145 SH       SOLE                    21945               200
Merck & Co Inc                 Com              589331107     2680    51840 SH       SOLE                    51840
Merrill Lynch & Co Inc         Com              590188108     1131    15868 SH       SOLE                    15868
Microsoft Corp                 Com              594918104     2750    93355 SH       SOLE                    93355
Midcap Spdr Tr Ser 1           Com              595635103     1744    10841 SH       SOLE                    10841
Miller (Herman) Inc            Com              600544100      385    14200 SH       SOLE                    14200
Morgan Stanley                 Com              617446448      426     6768 SH       SOLE                     6768
Motorola Inc                   Com              620076109      396    21350 SH       SOLE                    21350
Norfolk Southern Corp          Com              655844108      831    16000 SH       SOLE                    16000
PNC Finl Svcs Group            Com              693475105      837    12296 SH       SOLE                    12296
PPG Inds Inc                   Com              693506107      556     7357 SH       SOLE                     7357
PPL Corporation                Com              69351T106      858    18536 SH       SOLE                    18536
Pepsico Inc                    Com              713448108     4878    66582 SH       SOLE                    66582
Pfizer Inc                     Com              717081103     2090    85539 SH       SOLE                    85539
Procter & Gamble Co            Com              742718109     6905    98162 SH       SOLE                    98162
Progress Energy Inc            Com              743263105      378     8075 SH       SOLE                     8075
Raytheon Co                    Com              755111507      272     4265 SH       SOLE                     4265
Rohm & Haas Co                 Com              775371107      525     9433 SH       SOLE                     9433
Royal Dutch Shell PLC ADR Cl A Com              780259206     1048    12750 SH       SOLE                    12750
Schering Plough Corp           Com              806605101      379    11967 SH       SOLE                    11967
Schlumberger Ltd               Com              806857108     2722    25925 SH       SOLE                    25525               400
Spdr Tr Unit Ser 1             Com              78462F103      228     1492 SH       SOLE                     1492
Spectra Energy Corp            Com              847560109      371    15144 SH       SOLE                    15144
Sprint Nextel Corp             Com              852061100      358    18859 SH       SOLE                    18859
State Str Corp                 Com              857477103      923    13545 SH       SOLE                    13545
Stryker Corp                   Com              863667101      213     3100 SH       SOLE                     3100
Sysco Corp                     Com              871829107      342     9600 SH       SOLE                     9600
Target Corp                    Com              87612E106      932    14665 SH       SOLE                    14365               300
Teleflex Inc                   Com              879369106      249     3200 SH       SOLE                     3200
Texas Instruments              Com              882508104     3135    85677 SH       SOLE                    85277               400
The Hershey Company            Com              427866108      246     5300 SH       SOLE                     5300
Union Pac Corp                 Com              907818108      534     4720 SH       SOLE                     4720
United Parcel Svc Cl B         Com              911312106     1676    22320 SH       SOLE                    22320
United Technologies Cp         Com              913017109     2024    25150 SH       SOLE                    25150
Unitedhealth Group             Com              91324P102      743    15350 SH       SOLE                    15350
Vanguard Emerging Mkt ETF      Com              922042858      855     8235 SH       SOLE                     8235
Vanguard Index Tr Stk Mkt ETF  Com              922908769      708     4680 SH       SOLE                     4680
Verizon Comm                   Com              92343V104     4401    99384 SH       SOLE                    98784               600
Wachovia Corp                  Com              929903102     2396    47771 SH       SOLE                    47771
Wal Mart Stores Inc            Com              931142103      463    10611 SH       SOLE                    10611
Wells Fargo & Co               Com              949746101      357    10010 SH       SOLE                    10010
Wyeth                          Com              983024100     3153    70783 SH       SOLE                    70483               300
Blackrock Insd Muni Term Tr In Com              092474105      159     1600 SH       SOLE                    16000
Ishares IBoxx Invest Grade Cor Com              464287242      216     2052 SH       SOLE                     2052
Ishares Tr 1-3 Yr Tr Index     Com              464287457      492     6053 SH       SOLE                     6053
Nuveen Pa Invt Quality         Com              670972108      142    10390 SH       SOLE                    10390